Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025		Sep. 30, 2024
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 11,780,880		$ 12,918,189
Additions net of transfers	[1]	1,425,453	[2]	936,601
Disposals		$ (44,751)		$ (52,303)
Depreciation		(841462.00%)		(812033.00%)
Exchange rate variation		$ 943,746		$ (619,324)
Balance		13,263,866		12,371,130
Buildings [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		3,982,477		4,305,145
Additions net of transfers	[1]	404,688	[2]	215,591
Disposals		$ (207)		$ (10,647)
Depreciation		(189956.00%)		(192967.00%)
Exchange rate variation		$ 294,657		$ (199,101)
Balance		4,491,659		4,118,021
Land [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,069,392		1,209,739
Additions net of transfers	[1]	15,674	[2]	22,758
Disposals		$ (5,677)		$ (4,053)
Depreciation
Exchange rate variation		$ 108,956		$ (86,076)
Balance		1,188,345		1,142,368
Machinery and equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,038,196		4,310,590
Additions net of transfers	[1]	594,619	[2]	520,599
Disposals		$ (5,420)		$ (22,461)
Depreciation		(488467.00%)		(478107.00%)
Exchange rate variation		$ 262,560		$ (141,903)
Balance		4,401,488		4,188,718
Facilities [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		682,348		764,036
Additions net of transfers	[1]	110,843	[2]	129,345
Disposals		$ (1,763)		$ (405)
Depreciation		(40553.00%)		(39469.00%)
Exchange rate variation		$ 115,397		$ (87,682)
Balance		866,272		765,825
Computer equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		187,164		166,291
Additions net of transfers	[1]	44,398	[2]	53,346
Disposals		$ (1,794)		$ (2,013)
Depreciation		(46964.00%)		(37544.00%)
Exchange rate variation		$ 8,466		$ (4,347)
Balance		191,270		175,733
Vehicles (land and air) [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		275,582		272,663
Additions net of transfers	[1]	91,350	[2]	72,166
Disposals		$ (13,757)		$ (7,587)
Depreciation		(37932.00%)		(33638.00%)
Exchange rate variation		$ 28,295		$ (15,601)
Balance		343,538		288,003
Construction in progress [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,238,785		1,636,719
Additions net of transfers	[1]	77,596	[2]	(147,140)
Disposals		$ (3,259)		$ (4,301)
Depreciation
Exchange rate variation		$ 104,972		$ (79,357)
Balance		1,418,094		1,405,921
Other [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		306,936		253,006
Additions net of transfers	[1]	86,285	[2]	69,936
Disposals		$ (12,874)		$ (836)
Depreciation		(37590.00%)		(30308.00%)
Exchange rate variation		$ 20,443		$ (5,257)
Balance		$ 363,200		$ 286,541

[1]	Additions for each category includes transfers from construction in progress during the period.
[2]	Of the total amount of additions net of transfers, US$267 refers to the acquisition of JBS Terminais Ltda.